Commitments and Contingencies (Tables)	6 Months Ended
Sep. 30, 2014
Commitments and Contingencies
Schedule of commitments under newbuilding contracts and supervision agreements
Twelve months ended September 30, 2015	697,068,483
Twelve months ended September 30, 2016	297,618,068
Total	994,686,551